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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06/30/2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ZWEIG ADVISERS, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

Form 13F File Number: 28-2621
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Marc Baltuch                   New York, New York   August 8, 2009
   -------------------------------    ------------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                        --------------------

Form 13F Information Table Entry Total:                  49
                                        --------------------

Form 13F Information Table Value Total:            $ 441843
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-2621                      EUCLID ADVISORS LLC
    ------       -----------------         ---------------------------------

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Zweig Advisers SEC Form 13F 06/30/2009


ITEM 1                             ITEM 3                         ITEM 4                    ITEM 5     ITEM 6      ITEM 7   ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                  MARKET                     SHARES  INVESTMENT             VOTING
NAME OF ISSUER                     CUSIP                          VALUE                     OWNED   DISCRETION   MANAGER  AUTHORITY
ALCOA INC                        013817101                        5629850                    545000   (a)sole       n/a     (a)sole
ALLSTATE CORP                    020002101                        5050800                    207000   (a)sole       n/a     (a)sole
ALTRIA GROUP INC                 02209S103                       10227360                    624000   (a)sole       n/a     (a)sole
AT&T INC                         00206R102                       11252520                    453000   (a)sole       n/a     (a)sole
BOEING CO                        097023105                        8670000                    204000   (a)sole       n/a     (a)sole
BUNGE LTD                        G16962105                        8977250                    149000   (a)sole       n/a     (a)sole
CATERPILLAR INC                  149123101                        7632240                    231000   (a)sole       n/a     (a)sole
CELGENE CORP                     151020104                        9185280                    192000   (a)sole       n/a     (a)sole
CHESAPEAKE ENERGY CORP           165167107                        5651550                    285000   (a)sole       n/a     (a)sole
CISCO SYSTEMS INC                17275R102                        9711440                    521000   (a)sole       n/a     (a)sole
CONOCOPHILLIPS                   20825C104                        9127020                    217000   (a)sole       n/a     (a)sole
CONTINENTAL AIRLINES-CLASS B     210795308                        8532180                    963000   (a)sole       n/a     (a)sole
CORNING INC                      219350105                        9973260                    621000   (a)sole       n/a     (a)sole
COSTCO WHOLESALE CORP            22160K105                        8500200                    186000   (a)sole       n/a     (a)sole
FOSTER WHEELER AG                H27178104                        6293750                    265000   (a)sole       n/a     (a)sole
FREEPORT-MCMORAN COPPER          35671D857                        8418480                    168000   (a)sole       n/a     (a)sole
GILEAD SCIENCES INC              375558103                        8946440                    191000   (a)sole       n/a     (a)sole
GOLDMAN SACHS GROUP INC          38141G104                       10468240                     71000   (a)sole       n/a     (a)sole
HALLIBURTON CO                   406216101                        8176500                    395000   (a)sole       n/a     (a)sole
HEWLETT-PACKARD CO               428236103                       11710950                    303000   (a)sole       n/a     (a)sole
HUDSON CITY BANCORP INC          443683107                        8877720                    668000   (a)sole       n/a     (a)sole
INTL BUSINESS MACHINES CORP      459200101                        9084540                     87000   (a)sole       n/a     (a)sole
JOHNSON & JOHNSON                478160104                       10564800                    186000   (a)sole       n/a     (a)sole
L-3 COMMUNICATIONS HOLDINGS      502424104                        8256220                    119000   (a)sole       n/a     (a)sole
MASSEY ENERGY CO                 576206106                        7061600                    361392   (a)sole       n/a     (a)sole
MCDONALD'S CORP                  580135101                       11210550                    195000   (a)sole       n/a     (a)sole
MERCK & CO. INC.                 589331107                       10401120                    372000   (a)sole       n/a     (a)sole
MICROSOFT CORP                   594918104                       10411260                    438000   (a)sole       n/a     (a)sole
NIKE INC -CL B                   654106103                        9993540                    193000   (a)sole       n/a     (a)sole
NOKIA CORP-SPON ADR              654902204                        9360360                    642000   (a)sole       n/a     (a)sole
NUCOR CORP                       670346105                       10085610                    227000   (a)sole       n/a     (a)sole
OCCIDENTAL PETROLEUM CORP        674599105                       11056080                    168000   (a)sole       n/a     (a)sole
PEPSICO INC                      713448108                       11156880                    203000   (a)sole       n/a     (a)sole
PETROLEO BRASILEIRO S.A.-ADR     71654V408                        8974620                    219000   (a)sole       n/a     (a)sole
PHILIP MORRIS INTERNATIONAL      718172109                       12300840                    282000   (a)sole       n/a     (a)sole
POTASH CORP OF SASKATCHEWAN      73755L107                        8839750                     95000   (a)sole       n/a     (a)sole
POWERSHARES DB AGRICULTURE F     73936B408                        8882050                    349000   (a)sole       n/a     (a)sole
QUALCOMM INC                     747525103                       11842400                    262000   (a)sole       n/a     (a)sole
REINSURANCE GROUP OF AMERICA     759351604                        6248890                    179000   (a)sole       n/a     (a)sole
ST JUDE MEDICAL INC              790849103                        8959800                    218000   (a)sole       n/a     (a)sole
ST MARY LAND & EXPLORATION       792228108                        5530550                    265000   (a)sole       n/a     (a)sole
STATE ST-IN L-IS                 85749P101                       14649449                  14649449   (a)sole       n/a     (a)sole
STATE ST-TREA-IS                 857492888                        4002214                   4002214   (a)sole       n/a     (a)sole
TEMPLETON DRAGON FUND INC        88018T101                        7054720                    302000   (a)sole       n/a     (a)sole
UNDER ARMOUR INC-CLASS A         904311107                        8974380                    401000   (a)sole       n/a     (a)sole
UNION PACIFIC CORP               907818108                       10203760                    196000   (a)sole       n/a     (a)sole
UNITEDHEALTH GROUP INC           91324P102                        7618900                    305000   (a)sole       n/a     (a)sole
VALERO ENERGY CORP               91913Y100                        7718730                    457000   (a)sole       n/a     (a)sole
VERIZON COMMUNICATIONS INC       92343V104                       10386740                    338000   (a)sole       n/a     (a)sole
                                                                441843383                  33170055